CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
REVENUE:
Contract and grant revenue	$ 22	$ 86	$ 52	$ 474	$ 820	$ 3,338
Sales - devices and disposables	262	58	586	306	359	72
Cost of goods sold	260	117	723	394	611	117
Gross Loss (Loss)	2	(59)	(137)	(88)	(252)	(45)
COSTS AND EXPENSES:
Research and development	892	596	2,122	2,243	2,742	3,227
Sales and marketing	135	249	762	608	901	424
General and administrative	1,412	822	3,551	2,791	3,533	3,923
Total	2,439	1,667	6,435	5,642	7,174	7,574
Operating loss	(2,415)	(1,640)	(6,520)	(5,256)	(6,606)	(4,281)
OTHER INCOME / (LOSS)	9	213	14	289	110	0
CHANGES IN FAIR VALUE OF WARRANTS	(195)	0	266	0	(674)	0
INTEREST EXPENSE	(371)	(11)	(445)	(35)	(45)	(72)
LOSS BEFORE INCOME TAXES	(2,972)	(1,438)	(6,685)	(5,002)	(7,215)	(4,353)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET LOSS	(2,972)	(1,438)	(6,685)	(5,002)	(7,215)	(4,353)
PREFERRED STOCK DIVIDENDS	(39)	0	(128)	(1,171)	(3,175)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (3,011)	$ (1,438)	$ (6,813)	$ (6,173)	$ (10,390)	$ (4,353)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.04)	$ (0.02)	$ (0.09)	$ (0.09)	$ (0.16)	$ (0.08)
WEIGHTED AVERAGE SHARES OUTSTANDING	77,651	66,261	74,052	65,212	65,884	57,429